ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Balance, January 1	€ 150
Balance, December 31	395	$ 477	€ 150
Foreign currency translation adjustments
Other non-interest income			35
Total before tax			35
Net of tax			35
Unrealised gains and losses on available-for-sale securities
Interest income : Securities available-for-sale				€ 3
Net realised gains on sale of available-for-sale securities	85		120	2
Other-Than-Temporary-Impairment			(6)	(36)
Total before tax	85		114	(31)
Income tax (expense) / benefit	(18)		(24)	8
Net of tax	67		90	(23)
Amortization of defined benefit pension items
Actuarial loss	(9)		(9)	(12)
Other non-interest income			1
Total before tax	(9)		(8)	(12)
Income tax (expense) / benefit	2		2	3
Net of tax	(7)		(6)	(9)
Income / (loss) from discontinued operations	(154)		(3,071)	7
Total reclassifications for the period	(94)		(2,952)	(25)
Foreign Currency Items
Balance, January 1	(121)		(3,108)	(2,505)
Net current-period other comprehensive income	128		2,987	(603)
Amounts reclassified from accumulated other comprehensive income	0		0	0
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	175		(3,133)
Other comprehensive income before reclassifications	(47)		(146)	(603)
Balance, December 31	7		(121)	(3,108)
Unrealized gains/(losses) on Available-for-Sale Securities
Balance, January 1	374		227	102
Net current-period other comprehensive income	110		147	125
Amounts reclassified from accumulated other comprehensive income	(67)		(90)	17
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	(22)		115
Other comprehensive income before reclassifications	199		352	108
Balance, December 31	484		374	227
Pension liability
Balance, January 1	(103)		(113)	(144)
Net current-period other comprehensive income	7		10	31
Amounts reclassified from accumulated other comprehensive income	7		6	8
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	1		(18)
Other comprehensive income before reclassifications	(1)		(14)	23
Balance, December 31	(96)		(103)	(113)
Accumulated Other Comprehensive Income
Balance, January 1	150		(2,994)	(2,547)
Net current-period other comprehensive income	245		3,144	(447)
Amounts reclassified from accumulated other comprehensive income	(60)		(84)	25
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	154		(3,036)
Other comprehensive income before reclassifications	151		192	(472)
Balance, December 31	€ 395		€ 150	€ (2,994)